INCOME TAXES	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES

	For the year ended December 31,
In millions	2025	2024	2023
Current income tax expense
Current period	$253.2	$137.4	$140.7
Adjustment in respect of prior periods	(2.3)	(1.3)	0.1
	250.9	136.1	140.8
Deferred income tax expense
Deferred taxes of deferred tax assets	(81.7)	(46.2)	(24.0)
Deferred taxes of deferred tax liabilities	2.2	(4.6)	(10.6)
Adjustment in respect of prior periods	12.7	(2.5)	(2.0)
Total deferred income tax expense	(66.8)	(53.3)	(36.6)

Income tax expense	$184.1	$82.8	$104.2
Reconciliation between income taxes at local tax rates in different countries and the total tax expense in the statement of income and loss and other comprehensive income and loss:

	For the year ended December 31,
In millions	2025	2024	2023
Income/(Loss) before income tax expense	$624.5	$161.2	$(104.6)
Effective tax rate	29%	51%	(100)%
Income tax using the effective tax rate	184.1	82.8	104.2

Taxes at local rates applicable to earnings in countries concerned	160.6	51.8	53.0
Changes in recognition of deferred tax assets related to net operating losses	(51.1)	28.8	17.8
Withholding taxes	33.0	22.3	13.4
Deferred taxes on temporary differences which were not recognized	14.9	18.0	17.0
Changes in tax rates	15.4	0.2	0.2
Other US taxes (BEAT & GILTI)	—	(0.3)	0.1
Permanent differences	8.1	3.0	0.4
Change in unrecognized deferred taxes	—	(1.4)	—
Taxes for prior periods	10.3	(3.8)	(1.9)
Foreign tax credits	(6.0)	(9.6)	(6.1)
Changes in uncertain tax positions	(1.1)	(28.3)	10.3
Other	—	2.1	0.0
Taxes recognized in the consolidated statement of income and loss	$184.1	$82.8	$104.2
The table above shows a reconciliation between tax expense and the product of income (loss) before income tax expense multiplied by the average tax rate. The average tax rate is a quotient from the Company’s income (loss) before income tax expense and tax expense. The taxes at local rates applicable to earnings in countries concerned include the aggregate of income taxes prepared by using the local statutory rate in each individual jurisdiction. The primary reconciling items include changes in the recognition of deferred tax assets related to net operating losses in specific jurisdictions, withholding taxes, unrecognized deferred tax assets related to unused interest expense and tax loss carryforwards, and the impact of changes in enacted income tax rates.
DEFERRED TAX ASSETS AND LIABILITIES
The major components of deferred tax assets and liabilities are comprised of the following:

In millions	December 31, 2025	December 31, 2024
Deferred tax assets:
Provisions	$106.1	$87.1
Carryforward of unused tax losses	50.2	32.8
Employee benefits	29.7	19.3
Impairment	—	3.1
Fair value adjustments	8.6	—
Foreign tax credits	3.0	0.6
Unrecognized profit on internal sales of inventory	20.4	14.8
Other temporary differences	34.0	19.8
Total	$252.0	$177.5

Deferred tax liabilities:
Depreciation differences	(22.5)	(22.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation
Trademarks	(572.3)	(481.3)
Other intangible assets	(34.8)	(36.2)
Property, plant and equipment	(12.8)	(23.2)
	(619.9)	(540.7)
Fair value adjustments	—	(0.9)
Other temporary differences (1)	(45.0)	(33.6)
Total	(687.4)	(597.3)

Net deferred tax liabilities	$(435.4)	$(419.8)
________________________________________________________
(1)Primarily consists of deferred tax liabilities related to customer and marketing related intangibles.
Deferred taxes recognized in the statement of financial position:

In millions	December 31, 2025	December 31, 2024
Deferred tax assets	$84.1	$67.6
Deferred tax liabilities	(519.5)	(487.4)
Total	$(435.4)	$(419.8)
The change in the components of deferred tax assets and liabilities for the year are as follows:

In millions	January 1, 2025	Charge in consolidated statement of income/(loss)	Translation differences	Charged to OCI	Other	December 31, 2025
Provisions	$87.1	$11.8	$3.0	$—	$4.2	$106.1
Carryforward of unused tax losses	32.8	35.8	(3.8)	—	(14.6)	50.2
Employee benefits	19.3	10.2	1.0	(2.1)	1.3	29.7
Impairment	3.1	(3.1)	—	—	—	—
Fair value adjustments	(0.9)	0.6	(0.4)	13.5	(4.2)	8.6
Foreign tax credits	0.6	1.7	—	—	0.7	3.0
Unrecognized profit on internal sales of inventory	14.8	2.5	3.1	—	—	20.4
Depreciation differences	(22.1)	(0.3)	(0.1)	—	—	(22.5)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(540.7)	2.0	(36.1)	—	(45.1)	(619.9)
Other temporary differences	(13.8)	5.6	(3.5)	—	0.7	(11.0)
Total	$(419.8)	$66.8	$(36.8)	$11.4	$(57.0)	$(435.4)

In millions	January 1, 2024	Charge in consolidated statement of income/(loss)	Translation differences	Charged to OCI	Other	December 31, 2024
Provisions	$65.6	$24.4	$0.2	$—	$(3.1)	$87.1
Carryforward of unused tax losses	21.8	14.0	(3.0)	—	—	32.8
Employee benefits	2.0	0.8	(0.5)	(0.4)	17.4	19.3
Impairment	3.0	—	0.1	—	—	3.1
Fair value adjustments	7.9	—	(1.1)	(7.7)	—	(0.9)
Foreign tax credits	0.6	—	(0.1)	—	0.1	0.6
Unrecognized profit on internal sales of inventory	14.0	1.7	(0.9)	—	—	14.8
Depreciation differences	(21.1)	(3.9)	0.2	—	2.7	(22.1)
Difference between carrying value and fair value adjustment due to acquisition of Amer Sports Corporation	(588.8)	10.5	37.6	—	—	(540.7)
Other temporary differences	(18.3)	5.8	2.9	—	(4.2)	(13.8)
Total	$(513.3)	$53.3	$35.4	$(8.1)	$12.9	$(419.8)
Recognized tax losses:

In millions		Amount of losses		Amount of deferred tax assets relating to losses
Jurisdiction	Expiry	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Canada	20 years	$70.5	$23.0	$13.5	$6.0
France	indefinite	32.4	59.8	8.1	15.0
Sweden	indefinite	51.8	—	10.7	—
The United States	indefinite	52.2	36.9	14.0	7.9
Austria	indefinite	10.5	9.3	2.4	2.1
Other	indefinite	—	—	—	1.8
Total				$48.7	$32.8
Unrecognized tax attributes:

In millions	December 31, 2025	December 31, 2024
Unused tax losses carried forward, for which no deferred tax assets were recognized	$166.8	$274.9
Other temporary differences, for which no deferred tax assets were recognized	1,128.8	797.1
Unrecognized net deferred tax assets	262.7	227.0
The other temporary differences comprise mostly of non-deductible interest expenses. No deferred tax assets have been recognized for above mentioned unused tax losses and other temporary differences since their utilization in full in the near future is not probable or the losses have been created in countries where the possibilities for their utilization are limited. For the assessment of probability, in addition to past performance and the respective prospects for the foreseeable future, appropriate tax structuring measures are also taken into consideration. The major part of the unrecognized deferred tax assets originated in Finland.

Amer Sports does not recognize deferred tax liabilities for unremitted earnings of subsidiaries to the extent that they are expected to be permanently invested in international operations. These earnings, the amount of which cannot be practicably computed, could become subject to additional tax if they were remitted as dividends or if the Company were to sell the shareholdings in the subsidiaries.

In December 2021, the OECD introduced the Global Anti-Base Erosion (GloBE) Rules, which set out global minimum tax rules designed to ensure that large multinational businesses with group annual revenue of EUR 750 million or more pay a minimum effective rate of tax of 15% on profits in all their operating countries (referred to as “Pillar Two”). Countries may also implement their own domestic minimum tax regimes. Global minimum tax rules have been enacted in certain jurisdictions in which we are subject to income taxes. To provide transitional relief for Pillar Two tax compliance and administrative burden, the OECD has introduced a Framework for Transitional Safe Country-by-Country Reporting (“CbCR”) Safe Harbors applicable for a Transition Period covering the years ended December 31, 2024, to December 31, 2026.

Jurisdictions in which the Company operates have implemented the Pillar Two EU Directive and it is applicable as of December 31, 2024. The Company took measures to assess its exposure to Pillar Two minimum taxation, and no material top-up taxes arose for the Company for the years ended December 31, 2025 and 2024. The Company will monitor the development of regulatory updates, as the OECD is expected to publish additional guidance. The Company will continue to assess the impact of the Pillar Two income taxes legislation on its future financial performance.